Shareholder Report, Holdings (Details)	Apr. 30, 2025
Hennessy Cornerstone Growth Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%
Hennessy Cornerstone Growth Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Growth Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.92%
Hennessy Cornerstone Growth Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
Hennessy Cornerstone Growth Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Hennessy Cornerstone Growth Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Hennessy Cornerstone Growth Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Hennessy Cornerstone Growth Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Hennessy Cornerstone Growth Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Hennessy Cornerstone Growth Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Hennessy Cornerstone Growth Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%
Hennessy Cornerstone Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.92%
Hennessy Cornerstone Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
Hennessy Cornerstone Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Hennessy Cornerstone Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Hennessy Cornerstone Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Hennessy Cornerstone Growth Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Hennessy Cornerstone Growth Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Hennessy Cornerstone Growth Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Hennessy Focus Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
Hennessy Focus Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.38%
Hennessy Focus Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
Hennessy Focus Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Hennessy Focus Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Hennessy Focus Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Hennessy Focus Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Hennessy Focus Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
Hennessy Focus Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
Hennessy Focus Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.38%
Hennessy Focus Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
Hennessy Focus Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Hennessy Focus Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Hennessy Focus Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Hennessy Focus Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Hennessy Focus Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.62%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.62%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
Hennessy Cornerstone Large Growth Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Hennessy Cornerstone Large Growth Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Hennessy Cornerstone Large Growth Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.55%
Hennessy Cornerstone Large Growth Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.31%
Hennessy Cornerstone Large Growth Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Hennessy Cornerstone Large Growth Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Hennessy Cornerstone Large Growth Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.55%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.31%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Hennessy Cornerstone Value Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
Hennessy Cornerstone Value Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%
Hennessy Cornerstone Value Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Hennessy Cornerstone Value Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.69%
Hennessy Cornerstone Value Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Hennessy Cornerstone Value Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Hennessy Cornerstone Value Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Hennessy Cornerstone Value Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
Hennessy Cornerstone Value Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%
Hennessy Cornerstone Value Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Hennessy Cornerstone Value Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.69%
Hennessy Cornerstone Value Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Hennessy Cornerstone Value Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Hennessy Cornerstone Value Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Hennessy Total Return Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Hennessy Total Return Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Hennessy Total Return Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.12%
Hennessy Total Return Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Hennessy Total Return Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Hennessy Total Return Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.19%
Hennessy Total Return Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.43%
Hennessy Total Return Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Hennessy Total Return Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Hennessy Equity and Income Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Equity and Income Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Hennessy Equity and Income Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Hennessy Equity and Income Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Hennessy Equity and Income Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%
Hennessy Equity and Income Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Hennessy Equity and Income Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.83%
Hennessy Equity and Income Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Hennessy Equity and Income Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Hennessy Equity and Income Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Hennessy Equity and Income Fund - Investor Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Hennessy Equity and Income Fund - Investor Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Hennessy Equity and Income Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Equity and Income Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Hennessy Equity and Income Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Hennessy Equity and Income Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Hennessy Equity and Income Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%
Hennessy Equity and Income Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Hennessy Equity and Income Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.83%
Hennessy Equity and Income Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Hennessy Equity and Income Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Hennessy Equity and Income Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Hennessy Equity and Income Fund - Institutional Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Hennessy Equity and Income Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Hennessy Balanced Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Hennessy Balanced Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Hennessy Balanced Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Hennessy Balanced Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Hennessy Balanced Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Hennessy Balanced Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Hennessy Balanced Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Hennessy Balanced Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Hennessy Balanced Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hennessy Balanced Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.72%
Hennessy Energy Transition Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Hennessy Energy Transition Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Hennessy Energy Transition Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Hennessy Energy Transition Fund - Investor Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Hennessy Energy Transition Fund - Investor Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.09%
Hennessy Energy Transition Fund - Investor Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Hennessy Energy Transition Fund - Investor Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hennessy Energy Transition Fund - Investor Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.97%
Hennessy Energy Transition Fund - Investor Class | Renewable [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Hennessy Energy Transition Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Hennessy Energy Transition Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Hennessy Energy Transition Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Hennessy Energy Transition Fund - Institutional Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Hennessy Energy Transition Fund - Institutional Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.09%
Hennessy Energy Transition Fund - Institutional Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Hennessy Energy Transition Fund - Institutional Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hennessy Energy Transition Fund - Institutional Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.97%
Hennessy Energy Transition Fund - Institutional Class | Renewable [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Hennessy Midstream Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.62%)
Hennessy Midstream Fund - Investor Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.71%
Hennessy Midstream Fund - Investor Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.57%
Hennessy Midstream Fund - Investor Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.34%
Hennessy Midstream Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.62%)
Hennessy Midstream Fund - Institutional Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.71%
Hennessy Midstream Fund - Institutional Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.57%
Hennessy Midstream Fund - Institutional Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.34%
Hennessy Gas Utility Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Hennessy Gas Utility Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Hennessy Gas Utility Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.08%
Hennessy Gas Utility Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Hennessy Gas Utility Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Hennessy Gas Utility Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Hennessy Gas Utility Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.08%
Hennessy Gas Utility Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Hennessy Japan Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Hennessy Japan Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
Hennessy Japan Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Hennessy Japan Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.22%
Hennessy Japan Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Hennessy Japan Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.55%
Hennessy Japan Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Hennessy Japan Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Hennessy Japan Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Hennessy Japan Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
Hennessy Japan Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Hennessy Japan Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
Hennessy Japan Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Hennessy Japan Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.22%
Hennessy Japan Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Hennessy Japan Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.55%
Hennessy Japan Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Hennessy Japan Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Hennessy Japan Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Hennessy Japan Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hennessy Japan Small Cap Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Hennessy Japan Small Cap Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Hennessy Japan Small Cap Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Hennessy Japan Small Cap Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.66%
Hennessy Japan Small Cap Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Hennessy Japan Small Cap Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Hennessy Japan Small Cap Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Hennessy Japan Small Cap Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Hennessy Japan Small Cap Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hennessy Japan Small Cap Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Hennessy Japan Small Cap Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Hennessy Japan Small Cap Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Hennessy Japan Small Cap Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.66%
Hennessy Japan Small Cap Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Hennessy Japan Small Cap Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Hennessy Japan Small Cap Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Hennessy Japan Small Cap Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Hennessy Japan Small Cap Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Hennessy Large Cap Financial Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Hennessy Large Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Hennessy Large Cap Financial Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Hennessy Large Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Hennessy Small Cap Financial Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.22%
Hennessy Small Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Hennessy Small Cap Financial Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.22%
Hennessy Small Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Hennessy Technology Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Hennessy Technology Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.39%
Hennessy Technology Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Hennessy Technology Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Hennessy Technology Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.39%
Hennessy Technology Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Hennessy Sustainable ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
Hennessy Sustainable ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Hennessy Sustainable ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Hennessy Sustainable ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.77%
Hennessy Sustainable ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Hennessy Sustainable ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Hennessy Sustainable ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Hennessy Sustainable ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Hennessy Sustainable ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Hennessy Sustainable ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Hennessy Sustainable ETF | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%